Long Term Debt - MEMP WHT Revolving Credit Facility - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2013 WHT Energy Partners LLC [Member] Revolving Credit Facility [Member]	Apr. 08, 2011 WHT Energy Partners LLC [Member] Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Lien percentage of assets for credit facility						80.00%
Payment of revolving credit plus accrued interest	$ 2,441,900	$ 900,368	$ 1,766,037	$ 251,569	$ 89,300